SEGMENT INFROMATION - Segment Financial Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total sales		$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031			$ 3,881,756	$ 2,931,188	$ 3,307,998
Income (loss) from operations	$ 125,179	91,545	101,666	$ 113,356	$ 114,512	62,623	$ 119,400	$ 132,375	$ 142,209	$ 379,981	$ 329,535	421,079	456,607	608,854
Interest expense and other, net	(22,512)		(20,481)							(69,959)	(52,156)	(69,016)	(43,770)	(23,486)
Income (loss) from operations before income taxes	102,667		81,185							310,022	277,379	352,063	412,837	585,368
Depreciation and amortization										82,974	76,970	103,248	69,795	64,734
Capital expenditures										64,232	60,263	89,466	50,216	49,428
Segment assets	8,553,226	6,579,980				6,581,018				8,553,226		6,579,980	6,581,018	3,229,513
Freight Segment
Segment Reporting Information [Line Items]
Total sales												1,396,588	1,543,098	2,054,715
Income (loss) from operations before income taxes	79,420		61,424							233,390	195,811
Transit Segment
Segment Reporting Information [Line Items]
Total sales												2,485,168	1,388,090	1,235,283
Income (loss) from operations before income taxes	60,735		47,358							186,794	155,383
Operating Segments | Freight Segment
Segment Reporting Information [Line Items]
Total sales												1,434,218	1,582,617	2,090,087
Income (loss) from operations	79,420		61,424							233,390	195,811	264,276	343,578	483,284
Interest expense and other, net	0		0							0	0	0	0	0
Income (loss) from operations before income taxes												264,276	343,578	483,284
Depreciation and amortization												43,721	36,519	36,834
Capital expenditures												33,921	22,726	24,715
Segment assets		3,504,289				2,949,668						3,504,289	2,949,668	2,708,724
Operating Segments | Transit Segment
Segment Reporting Information [Line Items]
Total sales												2,506,716	1,397,483	1,264,178
Income (loss) from operations	60,735		47,358							186,794	155,383	188,219	170,569	151,631
Interest expense and other, net	0		0							0	0	0	0	0
Income (loss) from operations before income taxes												188,219	170,569	151,631
Depreciation and amortization												57,441	31,545	26,196
Capital expenditures												50,762	20,987	22,996
Segment assets		7,562,122				6,720,302						7,562,122	6,720,302	2,202,614
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total sales												(59,178)	(48,912)	(46,267)
Intersegment Eliminations | Freight Segment
Segment Reporting Information [Line Items]
Total sales												37,630	39,519	35,372
Intersegment Eliminations | Transit Segment
Segment Reporting Information [Line Items]
Total sales												21,548	9,393	10,895
Corporate Activities and Elimination
Segment Reporting Information [Line Items]
Total sales												(59,178)	(48,912)	(46,267)
Income (loss) from operations	(14,976)		(7,116)							(40,203)	(21,659)	(31,416)	(57,540)	(26,061)
Interest expense and other, net	(22,512)		(20,481)							(69,959)	(52,156)	(69,016)	(43,770)	(23,486)
Income (loss) from operations before income taxes	$ (37,488)		$ (27,597)							$ (110,162)	$ (73,815)	(100,432)	(101,310)	(49,547)
Depreciation and amortization												2,086	1,731	1,704
Capital expenditures												4,783	6,503	1,717
Segment assets		$ (4,486,431)				$ (3,088,952)						$ (4,486,431)	$ (3,088,952)	$ (1,681,825)